UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

VARIANT ALTERNATIVE INCOME FUND

Semi-Annual Report

For the Period Ended October 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent at 1-877-770-7717 or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact the transfer agent at 1-877-770-7717 or your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Variant Alternative Income Fund

Table of Contents
For the Period Ended October 31, 2019 (Unaudited)

Schedule of Investments	2-8
Statement of Assets, Liabilities and Shareholders’ Equity	9
Statement of Operations	10
Statements of Changes in Shareholders’ Equity	11
Statement of Cash Flows	12
Financial Highlights	13-14
Notes to Financial Statements	15-25

Variant Alternative Income Fund

Schedule of Investments
October 31, 2019 (Unaudited)

Investments in private investment companies — 56.7%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Litigation Finance
Virage Capital Partners LP	9/1/2018	$1,560,438	$1,811,204	0.9%	Y	Fund is currently in the period of distributing remaining invested capital.
Virage Capital Partners - Series 6 (a)	10/31/2019	10,000,000	10,000,000	5.2	N	N/A
Virage Recovery Fund	8/6/2019	6,450,819	6,840,000	3.5	N	N/A
		18,011,257	18,651,204	9.6
Music Royalties
Primary Wave Music IP Fund 1, LP	11/8/2017	1,354,680	1,268,763	0.7	N	N/A
Portfolio Finance
Crestline Portfolio Financing Fund, L.P.	4/25/2018	639,715	697,186	0.3	N	N/A
Real Estate Debt
Bay Point Capital Partners II	7/2/2019	11,000,000	11,236,872	5.8	Y	Beginning 12 months from the origination date, 25% withdrawals are permitted on the last day of any calendar quarrter provided that a 30 days written notice is submitted.
Oak Harbor Capital NPL VII, LLC	3/1/2019	11,416,711	11,969,523	6.2	N	N/A
		22,416,711	23,206,395	12.0
Real Estate Equity
Montreux Healthcare Fund PLC	2/1/2018	10,250,000	10,781,207	5.6	Y

Redemption permitted with 180 business days prior written notice for a calendar quarter Valuation Day. Quarterly redemptions representing more than 10% of a Shareholder’s holding will require not less than 12 months’ notice.

Prime Storage Fund II (Cayman), LP	11/20/2017	955,641	847,498	0.4	N	N/A
		11,205,641	11,628,705	6.0
Secondaries
Armadillo Financial Fund LP	12/28/2018	221,887	195,142	0.1	N	N/A
Blackrock Special Credit Opportunities, L.P. - Series C	6/29/2018	248,898	294,103	0.1	N	N/A
Marathon Structured Product Strategies Fund	5/16/2019	1,175,076	1,309,251	0.7	N	N/A
North Haven Offshore Infrastructure	7/18/2019	1,566,729	2,113,293	1.1	N	N/A
PWP Asset Based Income ASP Fund	3/29/2019	949,592	1,275,547	0.7	N	N/A
		4,162,182	5,187,336	2.7

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2019 (Unaudited) (continued)

Investments in private investment companies — 56.7% (continued)	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Specialty Finance
Blue Elephant Financing Fund I, L.P.	3/29/2019	$2,185,000	$2,362,620	1.2%	N	N/A
DelGatto Diamond Fund (a)	10/31/2019	4,600,000	4,600,000	2.4	Y	Redemptions are permitted at the end of each calendar month with at least a 90 day notice.
Highcrest Private Credit Income Fund, L.P.	10/31/2018	9,250,000	9,608,401	5.0	Y	Redemption permitted as of the close of business on the last day of each calendar month, provided the GP is notified not less than 35 days in advance of the applicable withdrawal day.
Leaf II SPC, 11.0%, due 11/27/2021 (a)	11/28/2018	1,048,144	1,048,144	0.5	N	N/A
OHP II LP	3/7/2019	8,000,000	8,083,870	4.2	N	N/A
		25,083,144	25,703,035	13.3
Transportation Finance
Aero Capital Solutions Fund	1/17/2019	2,490,289	3,072,407	1.6	N	N/A
Aero Capital Solutions Fund II (a)	9/16/2019	7,040,822	7,040,822	3.6	N	N/A
American Rivers Fund	5/1/2019	3,972,826	4,006,047	2.1	Y	Subject to a 3 year lock up period from initial funding. Redemptions are permitted in December every year.
Hudson Transport Real Asset Fund LP	9/1/2018	2,000,000	2,031,166	1.0	Y	Redemption permitted on the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k. Subject to a 2 year lock up period.
		15,503,937	16,150,442	8.3
Warehouse Facilities
Palmer Square Senior Loan Fund, LLC	10/3/2017	6,915,580	7,299,093	3.8	Y	Redemptions are quarterly and subject to sufficient cash flows.
Total investments in private investment companies		105,292,847	109,792,159	56.7
Investments in senior credit facilities — 26.3%
Litigation Finance
Kerberos Capital Management and SPV I, 17.0%, due 9/11/2024 (a)	12/29/2018	17,787,764	17,787,764	9.2	N	N/A
Portfolio Finance
BA Tech Master, LP, 15.0%, due 10/1/2021 (a)	10/2/2018	2,000,000	2,000,000	1.1	N	N/A
Formation Group Note 2, 15.0%, due 6/20/2020 (a)	6/7/2019	2,000,000	2,000,000	1.0	N	N/A
Stage Point Credit Facility, 7.0%, due 5/31/2020 (a)	5/21/2019	4,500,000	4,500,000	2.3	Y	Redemption permitted with a 90 day notice.
		8,500,000	8,500,000	4.4

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2019 (Unaudited) (continued)

Investments in senior credit facilities — 26.3% (continued)	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Royalties
ARC Credit Facility, 13%, due 9/25/2021 (a)	9/26/2019	$2,100,251	$2,100,251	1.1%	N	N/A
Specialty Finance
Art Financing 1, 9%, due 8/21/2020 (a)	9/20/2019	990,990	990,990	0.5	N	N/A
Art Financing 2, 9%, due 9/19/2020 (a)	9/20/2019	4,004,000	4,004,000	2.1	N	N/A
Art Money U.S., Inc., 11.0%, due 6/8/2021 (a)	6/12/2018	2,270,000	2,270,000	1.2	N	N/A
Old Hill Co-Investment, 13.12% (a) (c)	9/17/2019	3,000,000	3,000,000	1.5	N	N/A
P2B Investor Incorporated, 10.9%, due 10/31/2020 (a) (c)	5/29/2018	2,185,623	2,063,090	1.1	N	N/A
PFF LLC, 9.5%, due 5/1/2021 (a)	11/20/2017	5,825,000	5,825,000	3.0	Y	Redemption permitted with a 90 day notice.
RKB Energy Solutions, LLC, 10.5%, due 4/29/2021 (a)	4/29/2019	703,568	703,568	0.4	N	N/A
Star Strong Capital, 12%, due 8/5/2021 (a)	8/9/2019	2,616,000	2,616,000	1.3	N	N/A
		21,595,181	21,472,648	11.1
Warehouse Facilities
Edly WH Credit Facility, 12%, due 10/8/2020 (a)	10/9/2019	1,118,940	1,118,940	0.5	N	N/A
Total investments in senior credit facilities		51,102,136	50,979,603	26.3

Investments in special purpose vehicles — 7.4%
Litigation Finance
YS CF LawFF VII LLC, 12.75%	4/5/2018	500,000	599,946	0.3	N	N/A
Music Royalties
Round Hill Music Carlin Coinvest, LP (b)	10/1/2017	1,000,000	1,044,680	0.5	N	N/A
Real Estate Debt
545 Bergen Funding LLC, 8.4%, due 12/1/2019 (a)	11/23/2017	400,000	400,000	0.2	N	N/A
Monticello Structured Products, LLC Series MSP-2, 7%	4/3/2019	200,000	201,877	0.1	N	N/A
Monticello Funding, LLC Series BTH-3, 12%	7/1/2018	250,000	252,561	0.1	N	N/A
Monticello Funding, LLC Series BTH-11, 12%	9/13/2018	250,000	252,560	0.1	N	N/A
Monticello Funding, LLC Series BTH-13, 12%	8/10/2018	156,000	157,598	0.1	N	N/A
Monticello Funding, LLC Series BTH-16, 12%	7/31/2018	250,000	252,560	0.1	N	N/A
Monticello Funding, LLC Series BTH-18, 12%	5/30/2018	500,000	505,095	0.3	N	N/A
Monticello Funding, LLC Series BTH-19, 12%	8/3/2018	195,000	196,997	0.1	N	N/A
Monticello Funding, LLC Series BTH-20, 12%	9/18/2018	230,343	233,219	0.1	N	N/A
Monticello Funding, LLC Series BTH-25, 12%	2/12/2019	300,000	303,058	0.2	N	N/A

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2019 (Unaudited) (continued)

Investments in special purpose vehicles — 7.4% (continued)	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Redemption Permitted	Redemption Notice Period
Real Estate Debt (continued)
Monticello Funding, LLC Series BTH-30, 12%	6/25/2019	$200,000	$202,046	0.1%	N	N/A
Monticello Funding, LLC Series BTH-31, 12%	5/29/2019	300,000	303,082	0.2	N	N/A
Monticello Funding, LLC Series BTH-33, 12%	8/23/2019	750,000	755,068	0.4	N	N/A
		3,981,343	4,015,721	2.1
Specialty Finance
CoVenture - Clearbanc Special Assets Fund LP, 10.0%	3/12/2019	1,500,000	1,503,566	0.8	N	N/A
Lendable Onefi, 13.0%, due 7/30/2021 (a)	7/12/2019	2,000,000	2,000,000	1.0	N	N/A
Lendable Watu 17, 11.0%, due 5/30/2021 (a)	5/31/2019	723,286	723,286	0.4	N	N/A
Lendable Watu 18, 11.0%, due 6/30/2021 (a)	6/28/2019	608,530	608,530	0.3	N	N/A
Lendable Watu 19, 11.0%, due 7/30/2021 (a)	7/25/2019	733,750	733,750	0.4	N	N/A
P2B Investor Inc, 6.0% (a)	11/3/2017	2,910	2,910	0.0	N	N/A
Upper90 ClearFund I, L.P.	3/28/2019	2,450,000	2,494,323	1.3	N	N/A
		8,018,476	8,066,365	4.2
Transportation Finance
YS Vessel Deconstruction I	8/26/2018	500,000	508,816	0.3	N	N/A

Total investments in special purpose vehicles		13,999,819	14,235,528	7.4

Investments in direct equities — 0.0%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Royalties
ARC Credit Facility - Warrants, due 9/25/2021 (a)	10/3/2019	$0	$79,490	0.0%

Shares/ Contracts	Investments in public securities — 2.4%
	Master Limited Partnerships
75,800	Energy Transfer LP	6/24/2019	1,041,249	954,322	0.5
35,300	Enterprise Products Partners LP	4/17/2019	997,277	918,859	0.5
35,100	MPLX LP	6/24/2019	989,418	925,587	0.5
47,600	Plains All American Pipeline LP	6/24/2019	1,020,716	862,988	0.4
41,500	Williams Companies Inc	6/24/2019	988,084	925,865	0.5
	Total investments in public securities		5,036,744	4,587,621	2.4

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2019 (Unaudited) (continued)

Shares/ Contracts	Investments in purchased put options contracts — 0.1%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
187	Energy Transfer LP
	Exercise Price: $12.00, Notional Amount: $224,400
	Expiration Date: November 15, 2019 (d)	9/26/2019	$5,144	$4,488	0.0%
571	Energy Transfer LP
	Exercise Price: $11.00, Notional Amount: $628,100
	Expiration Date: January 17, 2020 (d)	10/21/2019	11,162	15,417	0.0
296	Enterprise Products Partners LP
	Exercise Price: $26.00, Notional Amount: $769,600
	Expiration Date: December 20, 2019 (d)	9/26/2019	13,314	19,536	0.0
57	Enterprise Products Partners LP
	Exercise Price: $25.00, Notional Amount: $142,500
	Expiration Date: January 20, 2020 (d)	10/21/2019	1,995	2,793	0.0
273	MPLX LP
	Exercise Price: $26.00, Notional Amount: $709,800
	Expiration Date: December 20, 2019 (d)	9/26/2019	17,859	25,935	0.0
78	MPLX LP
	Exercise Price: $24.00, Notional Amount: $187,200
	Expiration Date: January 17, 2020 (d)	10/21/2019	3,900	3,120	0.0
266	Plains All American Pipeline LP
	Exercise Price: $19.00, Notional Amount: $505,400
	Expiration Date: November 15, 2019 (d)	8/26/2019	11,221	23,940	0.0
210	Plains All American Pipeline LP
	Exercise Price: $20.00, Notional Amount: $420,000
	Expiration Date: November 15, 2019 (d)	8/19/2019	12,407	43,050	0.1
95	Williams Companies Inc.
	Exercise Price: $20.00, Notional Amount: $190,000
	Expiration Date: November 15, 2019 (d)	8/26/2019	4,330	285	0.0
281	Williams Companies Inc.
	Exercise Price: $22.00, Notional Amount: $618,200
	Expiration Date: December 20, 2019 (d)	9/26/2019	15,454	23,885	0.0
39	Williams Companies Inc.
	Exercise Price: $21.00, Notional Amount: $81,900
	Expiration Date: January 17, 2020 (d)	10/21/2019	2,091	2,496	0.0
	Total investments in purchased put options contracts		98,877	164,945	0.1

Principal Amount	Investments in money market instruments — 5.9%
11,425,368	Federated Treasury Obligations Fund, Institutional Shares, 1.66% (e)	11,425,368	11,425,368	5.9
	Total investments in money market instruments	11,425,368	11,425,368	5.9

	Total Investments (cost $186,955,791)		$191,264,714	98.8%

	Other assets less liabilities		2,369,436	1.2

	Net Assets		$193,634,150	100.0%

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2019 (Unaudited) (continued)

Shares/ Contracts	Investments in written call options contracts — 0.0%	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
(187)	Energy Transfer LP
	Exercise Price: $14.00, Notional Amount: $261,800
	Expiration Date: November 15, 2019 (d)	9/26/2019	$(2,858)	$(187)	0.0%
(571)	Energy Transfer LP
	Exercise Price: $14.00, Notional Amount: $799,400
	Expiration Date: January 17, 2020 (d)	10/21/2019	(12,667)	(7,994)	0.0
(296)	Enterprise Products Partners LP
	Exercise Price: $29.00, Notional Amount: $858,400
	Expiration Date: December 20, 2019 (d)	9/26/2019	(14,673)	(888)	0.0
(57)	Enterprise Products Partners LP
	Exercise Price: $29.00, Notional Amount: $165,300
	Expiration Date: January 17, 2020 (d)	10/21/2019	(1,268)	(513)	0.0
(273)	MPLX LP
	Exercise Price: $30.00, Notional Amount: $819,000
	Expiration Date: December 20, 2019 (d)	9/26/2019	(11,377)	(273)	0.0
(78)	MPLX LP
	Exercise Price: $28.00, Notional Amount: $218,400
	Expiration Date: January 17, 2020 (d)	10/21/2019	(3,560)	(2,340)	0.0
(210)	Plains All American Pipeline LP
	Exercise Price: $24.00, Notional Amount: $504,000
	Expiration Date: November 15, 2019 (d)	8/19/2019	(6,266)	(420)	0.0
(266)	Plains All American Pipeline LP
	Exercise Price: $22.00, Notional Amount: $585,200
	Expiration Date: November 15, 2019 (d)	8/26/2019	(10,830)	(1,064)	0.0
(95)	Williams Companies Inc.
	Exercise Price: $25.00, Notional Amount: $237,500
	Expiration Date: November 15, 2019 (d)	8/26/2019	(3,468)	(190)	0.0
(281)	Williams Companies Inc.
	Exercise Price: $25.00, Notional Amount: $702,500
	Expiration Date: December 20, 2019 (d)	9/26/2019	(20,928)	(1,405)	0.0
(39)	Williams Companies Inc.
	Exercise Price: $24.00, Notional Amount: $93,600
	Expiration Date: January 17, 2020 (d)	10/21/2019	(2,166)	(1,092)	0.0
	Total investments in written call options contracts		(90,061)	(16,366)	0.0

(a)	Value was determined using significant unobservable inputs.

(b)	100% of this private company is invested in one music catalog.

(c)	Variable rate security.

(d)	Counterparty is Interactive Brokers.

(e)	Rate listed is the 7-day effective yield at 10/31/19.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2019 (Unaudited) (continued)

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Assets, Liabilities and Shareholders’ Equity
October 31, 2019 (Unaudited)

Assets
Investments, at fair value (cost $186,955,791)	$191,264,714
Receivable for fund shares sold	952,141
Interest receivable	2,449,991
Prepaid expenses	59,596
Total Assets	194,726,442

Liabilities
Written options contracts, at value (proceeds $90,061)	16,366
Fund shares redeemed	552,275
Due to broker for options contracts	1,223
Due to Investment Manager	152,017
Audit fees payable	7,811
Accounting and administration fees payable	19,674
Custody fees payable	6,127
Other Liabilities	336,799
Total Liabilities	1,092,292

Net Assets	$193,634,150

Components of Net Assets:
Paid-in Capital (par value of $0.01 with an unlimited amount of shares authorized)	$189,900,235
Total distributable earnings	3,733,915
Net Assets	$193,634,150

Institutional Class Shares:
Net assets applicable to shares outstanding	$192,375,027
Shares of beneficial interest issued and outstanding	7,283,978
Net asset value per share	$26.41

Investor Class Shares:
Net assets applicable to shares outstanding	$1,259,123
Shares of beneficial interest issued and outstanding	47,653
Net asset value per share	$26.42

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Operations
For the Six Months Ended October 31, 2019 (Unaudited)

Investment Income
Interest	$4,010,422

Expenses
Investment management fees	555,322
Accounting and administration fees	99,627
Professional fees	95,387
Offering fees	69,905
Transfer Agent fees	22,001
Trustee fees	13,480
Custody fees	13,207
Chief Compliance Officer fees	5,899
Insurance fees	3,366
Blue sky fees	12,406
12b-1 fees	1,453
Other expenses	14,383
Total expenses	906,436
Management fees recovered	11,346
Offering fees waived by Investment Manager	(69,905)

Net Expenses, before line of credit fees	847,877
Line of credit fees	63,261

Net Expenses	911,138

Net Investment Income	3,099,284

Realized and Unrealized Gain:
Net realized loss on investments	(134,468)
Short term realized gain distributions from underlying funds	30,690
Long term realized gain distributions from underlying funds	162,619
Net change in unrealized appreciation (depreciation) on:
Investments	2,922,549
Written options contracts	73,062
Net change in unrealized appreciation (depreciation)	2,995,611
Net realized and unrealized gain (loss)	3,054,452

Net Increase in Net Assets resulting from Operations	$6,153,736

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statements of Changes in Shareholders’ Equity

	For the Six Months Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019[1]
Increase in Net Assets from:
Operations:
Net investment income	$3,099,284	$1,276,463
Net realized gain on investments	58,841	128,958
Net change in unrealized appreciation (depreciation) on investments	2,995,611	1,387,007
Net increase in net assets resulting from operations	6,153,736	2,792,428

Distributions to Shareholders:
From net investment income:
Total distributions to shareholders
Distributions:	(3,818,420)	(1,230,213)
Total distributions to shareholders	(3,818,420)	(1,230,213)

Capital Share Transactions:
Institutional Class Shares
Net proceeds from shares sold:	126,857,770	35,407,201
Proceeds from Reorganization (See Note 12):	—	24,779,411
Reinvestment of distributions:	1,217,968	864,501
Cost of shares redeemed:	(612,955)	(100,640)
Net increase in net assets from Institutional Class Shares capital transactions	127,462,783	60,950,473
Investor Class Shares
Net proceeds from shares sold:	1,674,905	562,754
Reinvestment of distributions:	10,109	2,167
Cost of shares redeemed:	(950,252)	(76,320)
Net increase in net assets from Investor Class Shares capital transactions	734,762	488,601

Net increase in net assets resulting from capital transactions	128,197,545	61,439,074

Total increase in net assets	130,532,861	63,001,289

Net Assets:
Beginning of period	63,101,289	100,000 [2]
End of period	$193,634,150	$63,101,289

Share Transactions:
Institutional Class Shares
Issued	4,833,563	1,393,264 [2]
Shares from Reorganization	—	1,003,459
Reinvested	46,770	34,235
Redeemed	(23,313)	(4,000)
Change in Institutional Class Shares	4,857,020	2,426,958
Investor Class Shares
Issued	63,880	22,229
Reinvested	386	85
Redeemed	(35,927)	(3,000)
Change in Investor Class Shares	28,339	19,314

[1]	For the period October 1, 2018 (commencement of operations) to April 30, 2019. See Note 12 “Reorganization Information” in the Notes to the Financial Statements.

[2]	The Investment Manager made the initial share purchase of $100,000 on 10/01/2018. The total initial share purchase of $100,000 included 4,000 shares purchased at $25 per share.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Cash Flows
For the Six Months Ended October 31, 2019 (Unaudited)

Cash flows from operating activities:
Net Increase in net assets resulting from Operations	$6,153,736
Adjustments to reconcile Net Increase in net assets resulting from Operations to net cash used in operating activities:
Net realized gain on investments	(58,841)
Net change in unrealized appreciation on investments	(2,995,611)
Purchases of long-term investments	(135,103,355)
Proceeds from long-term investments sold	11,884,071
Proceeds from securities sold short	159,112
Purchase of short-term investments, net	(3,353,614)
Changes in operating assets and liabilities:
Decrease in Contributions Paid in Advance	1,500,000
Decrease in deferred offering costs	69,905
Increase in interest receivable	(1,882,754)
Decrease in other assets	20,521
Increase in due to Investment Manager	80,438
Decrease in professional fees payable	(65,277)
Increase in accounting and administration fees payable	10,931
Increase in custody fees payable	544
Decrease in due to broker for options contracts	(1,081)
Increase in other liabilities	329,981
Net cash used in operating activities	(123,251,294)

Cash flows from financing activities:
Proceeds from shares sold net of receivable for fund shares sold	127,957,119
Payments for shares redeemed	(2,115,482)
Distributions to shareholders, net of reinvestments	(2,590,343)
Net cash used in financing activities	123,251,294

Net increase (decrease) in cash	—

Cash:
Beginning of period	—
End of period	$—

Supplemental disclosure of cash flow information:

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $1,228,077.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Investor Class

Per share operating performance. For a capital share outstanding throughout each period.
	For the Six Months Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019[1]
Net asset value, beginning of period	$25.80	$25.16
Income from Investment Operations:
Net investment income [2]	0.66	0.87
Net realized and unrealized gain (loss) on investments	0.73	0.60
Total from investment operations	1.39	1.47

Less Distributions:
From net investment income	(0.77)	(0.83)
From net realized gains	—	—
Total distributions	(0.77)	(0.83)

Net asset value, end of period	$26.42	$25.80

Total return [3]	5.85%	5.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,259	$498

Ratio of expenses to average net assets:
(including interest and line of credit expense)
Before fees waived [4]	1.89%	3.42%
After fees waived [4]	1.79%	1.88%
Ratio of expenses to average net assets:
(excluding interest and line of credit expense)
Before fees waived [4]	1.79%	3.24%
After fees waived [4]	1.69%	1.70%
Ratio of net investment income to average net assets:
(including interest and line of credit expense)
Before fees waived [4]	4.92%	5.33%
After fees waived [4]	5.02%	6.87%
Ratio of net investment income to average net assets:
(excluding interest and line of credit expense)
Before fees waived [4]	5.03%	5.50%
After fees waived [4]	5.13%	7.04%

Portfolio turnover rate [3]	11%	21%

[1]	For the period October 1, 2018 (commencement of operations) to April 30, 2019. See Note 12 “Reorganization Information” in the Notes to the Financial Statements.

[2]	Based on average shares outstanding for the period.

[3]	Not Annualized.

[4]	Annualized.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Institutional Class

Per share operating performance. For a capital share outstanding throughout each period.
	For the Six Months Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019[1]
Net asset value, beginning of period	$25.79	$25.00
Income from Investment Operations:
Net investment income [2]	0.69	0.97
Net realized and unrealized gain (loss) on investments	0.71	0.69
Total from investment operations	1.40	1.66

Less Distributions:
From net investment income	(0.78)	(0.87)
From net realized gains	—	—
Total distributions	(0.78)	(0.87)

Net asset value, end of period	$26.41	$25.79

Total return [3]	5.97%	6.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$192,375	$62,603

Ratio of expenses to average net assets:
(including interest and line of credit expense)
Before fees waived [4]	1.64%	3.05%
After fees waived [4]	1.54%	1.60%
Ratio of expenses to average net assets:
(excluding interest and line of credit expense)
Before fees waived [4]	1.54%	2.90%
After fees waived [4]	1.44%	1.45%
Ratio of net investment income to average net assets:
(including interest and line of credit expense)
Before fees waived [4]	5.17%	5.13%
After fees waived [4]	5.27%	6.58%
Ratio of net investment income to average net assets:
(excluding interest and line of credit expense)
Before fees waived [4]	5.28%	5.28%
After fees waived [4]	5.38%	6.73%

Portfolio turnover rate [3]	11%	21%

[1]	For the period October 1, 2018 (commencement of operations) to April 30, 2019. See Note 12 “Reorganization Information” in the Notes to the Financial Statements.

[2]	Based on average shares outstanding for the period.

[3]	Not annualized.

[4]	Annualized.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited)

1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund interval fund pursuant to Rule 23c-3 under the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund commenced operations on October 1, 2018 with Institutional class shares. Investor class shares were offered at a later date and commenced operations on October 31, 2018.

The Fund’s investment objective is to seek to provide a high level of current income by investing directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

Under the Distribution and Servicing Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares, (the “Distribution and Servicing Fee”) to the Fund’s Distributor or other qualified recipients under the Distribution and Servicing Plan. There is no Distribution and Servicing Fee imposed on Institutional Class Shares.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

The Fund’s offering costs of $167,771 represent the total amount incurred in connection with the offering and initial registration and was amortized on a straight-line basis over the first twelve months of the Fund’s operations which began on October 1, 2018, the Fund’s commencement of operations date.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2019.

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

3. Principal Risks

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

3. Principal Risks (continued)

unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

Repurchase Offers

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

4. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

4. Fair Value of Investments (continued)

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At October 31, 2019, the Fund had private investment companies of $22,688,966 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. These adjustments are based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, premiums ranging between 0.5% - 1.0% have been applied to the stated NAV’s. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by real estate. The debt offerings are short-term in nature and carry a fixed interest rate. During the six months ended October 31, 2019, the Investment Manager determined there were no credit impairments. Investments in SPV are generally categorized in Level 3 of the fair value hierarchy, while others are measured based on NAV as a practical expedient.

Investments in Senior Credit Facilities

The Fund has invested in senior credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The senior credit facilities have been made directly or through participation with private investment or operating companies. The investments in senior credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in senior credit facilities at cost as of October 31, 2019. During the six months ended October 31, 2019, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in senior credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Options Contracts

The Investment Manager may purchase call and put options on specific securities, on indices, on currencies or on futures, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price. A covered call option is a call option with respect to which the Fund owns the underlying security. The sale of such an option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

4. Fair Value of Investments (continued)

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31, 2019. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Assets	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$—	$—	$22,688,966	$87,103,193	$109,792,159
Senior Credit Facilities	—	—	50,979,603	—	50,979,603
Special Purpose Vehicles	—	—	4,468,476	9,767,052	14,235,528
Direct Equities	—	—	79,490	—	79,490
Public Securities	4,587,621	—	—	—	4,587,621
Short-Term Investments	11,425,368	—	—	—	11,425,368
Purchased Put Options Contracts	164,945	—	—	—	164,945
Total Assets	$16,177,934	$—	$78,216,535	$96,870,245	$191,264,714

Liabilities
Written Call Options Contracts	$16,366	$—	$—	$—	$16,366
Total Liabilities	$16,366	$—	$—	$—	$16,366

All transfers between fair value levels are recognized by the Fund at the beginning of each reporting period.

(d) Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended October 31, 2019:

	Private Investment Companies	Senior Credit Facilities	Special Purpose Vehicles	Direct Equities
July 31, 2019	$6,020,395	$26,626,188	$5,764,065	$0
Realized gains (losses)	—	—	—	79,490
Unrealized gains (losses)	—	2,468	(865)	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	(8,000,000)	—	—	—
Purchases	26,110,972	26,190,181	—	—
Sales	(1,442,401)	(1,839,234)	(1,294,724)	—
October 31, 2019	$22,688,966	$50,979,603	$4,468,476	$79,490

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

4. Fair Value of Investments (continued)

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2019.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$22,688,966	Income Approach	Interest rate	7.50%-12.0%
Senior Credit Facilities	50,979,603	Cost	Interest	7.0%-17.0%
Special Purpose Vehicles	4,468,476	Income Approach	Interest rate	6.0%-13.0%
Direct Equities	79,490	Discounted Cash Flow	Discount Rate	15.0%-30%

(f) Fair Value - Valuation Processes

The Fund establishes valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund designates a Valuation Committee (the “Committee”) to oversee the entire valuation process of the Fund’s investments. The Committee is comprised of the three principals of the Investment Manager. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

The Committee meets on a monthly basis, or more frequently as needed, to determine the valuations of the Fund’s Level 3 investments. Valuations determined by the Committee are required to be supported by market data, third-party pricing sources, industry-accepted pricing models, counterparty prices, or other methods the Committee deems to be appropriate, including the use of internal proprietary pricing models.

5. Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts for the six months ended October 31, 2019.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets, Liabilities and Shareholders’ Equity and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2019, by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets, Liabilities and Shareholders’ Equity Location	Value	Statements of Assets, Liabilities and Shareholders’ Equity Location	Value
Equity contracts	Purchased options contracts, at value	$164,945	Written options contracts, at value	$16,366
Total		$164,945		$16,366

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

5. Derivative and Hedging Disclosure (continued)

The effects of derivative instruments on the Statement of Operations for the period October 1, 2018 (commencement of operations) through April 30, 2019, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(48,525)	$70,025
Total	$(48,525)	$70,025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$67,373	$73,062	$140,435
Total	$67,373	$73,062	$140,435

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2019, are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$46,750
Options Contracts - Written	Average Notional Value	(8,586)

6. Capital Stock

The Fund offers two separate classes of shares of beneficial interest (“Shares”) designated as Institutional Class (“Institutional Class Shares”) and Investor Class (“Investor Class Shares”). Institutional Class Shares and Investor Class Shares are subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Institutional Class Shares by any investor is $1 million and the minimum initial investment in Investor Class Shares by any investor is $25,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Neither Investor Class Shares nor Institutional Class Shares are subject to any initial sales charge.

Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time. Investor Class Shares will not be offered until the Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) permitting the offering of multiple classes of Shares.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

6. Capital Stock (continued)

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding shares on the repurchase request deadline, the Fund shall repurchase the shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

	Repurchase Offer		Repurchase Offer
Commencement Date	May 1, 2019		July 31, 2019
Repurchase Request	May 31, 2019		August 30, 2019
Repurchase Pricing date	June 14, 2019		September 13, 2019

Net Asset Value as of Repurchase Offer Date
Institutional Class	$26.06		$26.49
Investor Class	$26.08		$26.49

Amount Repurchased
Institutional Class	$274,471		$322,014
Investor Class	$—		$68,885

Percentage of Outstanding Shares Repurchased
Institutional Class	0.00	%*	0.22%
Investor Class	0.00%		4.40%

*	Rounds to less than 0.01%.

7. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis, calculated daily and payable monthly in arrears, of the Fund’s “Managed Assets.” “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares) as of each month-end, subject to certain adjustments.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.70% and 1.45% of the average daily net assets of Investor Class Shares and Institutional Class Shares, respectively (the “Expense Limit”).

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

7. Investment Management and Other Agreements (continued)

For the six months ended October 31, 2019, the Investment Manager recouped a portion of its fees totaling $11,346. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation. The Expense Limitation and Reimbursement Agreement is in effect until October 31, 2020 and will automatically renew for consecutive one-year terms thereafter. This agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

The Fund has adopted a Distribution and Service Plan which allows the Fund to pay distribution and servicing fees for the sale and servicing of its Investor Class Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares (the “Distribution and Servicing Fee”) to the Fund’s Distributor and/or other qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan, which, pursuant to the conditions of a pending exemptive order issued by the SEC, has been adopted by the Fund with respect to Investor Class Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. Institutional Class Shares are not subject to the Distribution and Servicing Fee.

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of shares of the Fund.

The Fund has retained an Administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund management and the Administrator.

Certain officers of the Fund are employees of UMB Fund Services, Inc (“UMBFS”). The Fund does not compensate officers affiliated with the Fund’s administrator. For the six months ended October 31, 2019, the Fund’s allocated fees incurred for directors are reported on the Statement of Operations.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

8. Federal Income Taxes

At October 31, 2019, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$186,865,730
Gross unrealized appreciation	$4,679,492
Gross unrealized depreciation	(296,874)
Net unrealized appreciation on investments	$4,382,618

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

8. Federal Income Taxes (continued)

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$31,295
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	823,811
Total distributable earnings	$855,106

9. Investment Transactions

For the six months ended October 31, 2019, purchases and sales of investments, excluding short-term investments, were $134,921,559 and $11,973,540, respectively.

10. Credit Facility

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of 10% of eligible assets under management (“AUM”) up to $7,500,000. When in use, the Facility is secured by certain underlying investments of the Fund. The Facility bears an interest rate of Prime plus 75 basis points (5.50% as of October 31, 2019). Interest and fees incurred for the six months ended October 31, 2019 are disclosed in the accompanying Statement of Operations. For the six months ended October 31, 2019, the Fund did not utilize the Facility. At October 31, 2019, the principal balance outstanding was $0 at an interest rate of 5.50%.

11. New Accounting Pronouncement

On August 28, 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2019 (Unaudited) (continued)

12. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Variant Alternative Income Fund, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund shared the same investment adviser and portfolio managers. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business September 28, 2018.

Assets:
Investments at Cost	$21,099,144
Investments at Value	21,406,197
Cash	3,424,801
Interest Accrued	387,807
Miscellaneous Assets	11,931
Total Assets	25,230,736
Liabilities:
Management Fees Payable	47,756
Other Payable	96,516
Total Liabilities	144,272
Net Assets:	$25,086,464

1,003,458.564 shares were issued with an initial NAV of $25.00.

13. Commitments

As of October 31, 2019, the Fund had outstanding investment commitments to Private Investment Companies, Senior Credit Facilities and Special Purpose Vehicles totaling approximately $31,827,072, $35,180,051, and $115,457 respectively.

14. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund

By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 2, 2020

By (Signature and Title)*	/s/ Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)

Date	January 2, 2020

*	Print the name and title of each signing officer under his or her signature.